UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Linden Capital L.P.
Address:  18 Church Street
          Skandia House
          Hamilton, HM 11, Bermuda

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joe Wong
Title:    Managing Member, Linden GP LLC, General Partner
Phone:    646-840-3505
Signature, Place and Date of Signing:

    Joe Wong    New York, New York    February 14, 2006

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $107,197


List of Other Included Managers:

No. 13F File Number                     Name

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL 4.375% 7/15/24   SDBCV            02607PAB3     2471  2750000 PRN      SOLE                  2750000
APOLLO GROUP INC - CL A        COM              037604105     1226    20284 SH       SOLE                    20284
BROCADE COMM 2% 01/01/07       SDBCV            111621AB4    31035 31633000 PRN      SOLE                 31633000
CELANESE CORP-SERIES A         COM              150870103      933    48800 SH       SOLE                    48800
CELL THERAPEUTICS INC          COM              150934107     2483  1138766 SH       SOLE                  1138766
CELL THERAPEUTICS INC 144A     COM              150934107     3032  1390721 SH       SOLE                  1390721
CRAY INC CV 3% 12/1/24         SDBCV            225223AB2      602  1100000 PRN      SOLE                  1100000
CUBIST PHARM CV 5.5% 11/1/8    SDBCV            229678AB3     1823  1873000 PRN      SOLE                  1873000
GENERAL MTRS CV 6.25% 7/15/33  SDBCV            370442717    18644  1187537 SH       SOLE                  1187537
LIONS GATE 2.9375% 10/15/24    SDBCV            535919AF1      895  1000000 PRN      SOLE                  1000000
MERCURY CV 4.75% 7/01/07       SDBCV            589405AB5     4795  5000000 PRN      SOLE                  5000000
NOVELL CV .50% 7/15/24         SDBCV            670006AC9     4743  5000000 PRN      SOLE                  5000000
NPS PHARM CV 3% 6/15/08        SDBCV            62936PAB9     3796  4388000 PRN      SOLE                  4388000
PIXELWORK INC CV 1.75% 5/15/24 SDBCV            72581MAB3     4048  6000000 PRN      SOLE                  6000000
PMI GROUP CV 2.50% 7/15/21     SDBCV            69344MAE1    15448 15085000 PRN      SOLE                 15085000
REGENERON CV 5.5% 10/17/08     SDBCV            75886FAB3     2869  3000000 PRN      SOLE                  3000000
SEPRACOR CV 0% 10/15/24        SDBCV            817315AW4     2848  3000000 PRN      SOLE                  3000000
SONIC AUTOMOTIVE INC           COM              83545G102     2129    95549 SH       SOLE                    95549
SYBASE INC CV 1.75% 2/22/25    SDBCV            871130AB6     2050  2000000 PRN      SOLE                  2000000
VEECO INST 4.125% 12/21/08     SDBCV            922417AB6     1327  1410000 PRN      SOLE                  1410000